UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-09603

                         AMERICAN BEACON SELECT FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        Gene L. Needles, Jr., President
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 391-6100

                  Date of fiscal year end: December 31

                  Date of reporting period: July 1, 2010 - June 30, 2011

ITEM 1. PROXY VOTING RECORD.

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                  AMERICAN BEACON MONEY MARKET SELECT FUND
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The American Beacon Money Market Select Fund invests all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust. The proxy voting record of the American Beacon Master Trust for the period covered by this report was filed on August 31, 2011 under CIK 0001001641 and 1940 Act File Number 811-09098. As such, the Fund has no proxy voting record for the period.

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           AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET SELECT FUND
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There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which this series was entitled to vote. As such, the Fund has no proxy voting record for the period.

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By /s/ Gene L. Needles, Jr.
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   Gene L. Needles, Jr.
   President

Date: August 31, 2011